Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 2,239,194,835	$ 2,002,495,932
Receivables:
Employer contributions	3,208,676	1,842,473
Due from broker for securities sold	147,966	143,499
Interest and dividends	1,955,895	2,038,400
Notes receivable from participants	16,956,086	15,897,214
Total receivables	22,268,623	19,921,586
Total assets	2,261,463,458	2,022,417,518
Liabilities:
Accrued administrative expenses	131,249	119,726
Due to broker for securities purchased	2,441,791	2,558
Total liabilities	2,573,040	122,284
Net assets available for benefits	$ 2,258,890,418	$ 2,022,295,234